Equity - Summary of Capital Stock (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Units	3,578,226,270
Series "B"	9,246,420,270
Series "D"	8,644,711,080
Subseries "D-B"	4,322,355,540
Subseries "D-L"	4,322,355,540
Total shares	17,891,131,350	17,891,131,350
B units [member]
Disclosure of classes of share capital [line items]
Units	1,417,048,500
Series "B"	7,085,242,500
Total shares	7,085,242,500
BD units [member]
Disclosure of classes of share capital [line items]
Units	2,161,177,770
Series "B"	2,161,177,770
Series "D"	8,644,711,080
Subseries "D-B"	4,322,355,540
Subseries "D-L"	4,322,355,540
Total shares	10,805,888,850